Reverse Stock Split (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 01, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 25, 2015
Reverse Stock Split (Textual)
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Reverse stock split, description	1-for-15 reverse stock split.	The board of directors was authorized by the Company's stockholders to effect a 1 for 15 reverse stock split of its issued and outstanding shares of common stock which was effective March 1, 2017. The financial statements and accompanying notes give effect to the 1 for 15 reverse stock split as if it occurred at the beginning of the first period presented.	The board of directors was authorized by the Company's stockholders to effect a 1 for 15 reverse stock split of its common stock which was effective March 1, 2017. The financial statements and accompanying notes give effect to the 1 for 15 reverse stock split as if it occurred at the beginning of the first period presented.
Board of Directors Chairman [Member]
Reverse Stock Split (Textual)
Reverse stock split, description		A ratio between 1-for-5 and 1-for-60, to be determined at the discretion of the Company's Board of Directors for the purpose of complying with NASDAQ Listing Rule 5550(a)(2). We have assumed a 1-for-30 ratio